Provisions	12 Months Ended
Jun. 30, 2025
Provisions
Provisions

23.    Provisions

Provisions consist of obligations resulting in an expected outflow of economic benefits and were non-current for each of the periods presented. Provisions consist of the following as of June 30, 2025:

(in € thousands)	Dismantling	Other	Total
As of June 30, 2023	2,646	—	2,646
Additions	143	—	143
Releases	—	—	—
Utilizations	—	—	—
As of June 30, 2024	2,789	—	2,789
Additions	—	5,507	5,507
Additions through business combination	—	7,360	7,360
Releases	(484)	(1,119)	(1,603)
Utilizations	—	(661)	(661)
Currency translation	(101)	—	(101)
As of June 30, 2035	2,305	10,985	13,290

LuxExperience Group leases its Corporate headquarters, central distribution centers and the retail stores in Germany. LuxExperience Group recognizes a provision for expected dismantling costs to be incurred at the end of the respective lease terms for these facilities based on external data sources and internal experience from past dismantling activities. The increase is mainly due to the provisions added as part of YNAP Acquisition. Included in other provisions are amounts recognized for penalties payable to suppliers that did not meet agreed utilization levels.